Offerings	Nov. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes Due 2027
Amount Registered | shares	1,150,600,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 1,150,600,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,898
Offering Note

(1)
The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of €1.00 = U.S. $1.1506, as announced by the U.S. Federal Reserve Board as of November 21, 2025.

(2)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of Thermo Fisher Scientific Inc. of Floating Rate Senior Notes Due 2027
Amount of Registration Fee	$ 0
Offering Note

(3)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.628% Senior Notes Due 2035 457(r) $1,265,660,000.00
Amount Registered | shares	1,265,660,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 1,265,660,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 174,788
Offering Note

(1)
The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of €1.00 = U.S. $1.1506, as announced by the U.S. Federal Reserve Board as of November 21, 2025.

(2)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of Thermo Fisher Scientific Inc. of 3.628% Senior Notes Due 2035
Amount of Registration Fee	$ 0
Offering Note

(3)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantees.